Cash and cash equivalents and time deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents [Line Items]
Time deposits	$ 258	$ 10
Maturity (in days and months)		5 months
Minimum
Cash And Cash Equivalents [Line Items]
Maturity (in days and months)	91 days
Maximum
Cash And Cash Equivalents [Line Items]
Maturity (in days and months)	95 days